Cash and cash equivalents (Details) - EUR (€) € in Millions		Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Cash and cash equivalents [abstract]
Cash and bank deposits		€ 8,871	€ 4,168
Money market funds		2,130	2,015
Cash and cash equivalents as presented in the consolidated statement of financial position		11,001	6,183	€ 11,705
Bank overdrafts		(108)	(111)
Cash and cash equivalents of discontinued operations		0	42
Cash and cash equivalents as presented in the consolidated statement of cash flows	[1]	10,893	6,114	€ 11,628	€ 7,371
Repurchase agreements and bank deposits		6,531	2,034
Restricted cash and cash equivalents		1,922	1,629
Cash balance that can be used to repay intercompany liabilities		€ 800	€ 790

[1]	Comprises cash and cash equivalents as presented in the consolidated statement of financial position of €11,001 million (€6,183 million as at 31 March 2024), together with overdrafts of €108 million (€111 million as at 31 March 2024) and €Nil million (€42 million as at 31 March 2024) of cash and cash equivalents included within Assets held for sale.